Schedule of Fair Value Hierarchy Valuation Inputs (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability – 2022 Purchase Warrants		$ 2,843		$ 12,854
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, related party		10,548
Fair Value, Inputs, Level 1 [Member] | Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, related party	$ 3,341	10,548
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	2,500	2,400		6,200
Warrant liability – 2022 Purchase Warrants	842	2,843	$ 3,964	12,854
Fair Value, Inputs, Level 3 [Member] | Warrant Liability - 2021 Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability – 2022 Purchase Warrants				12,854
Fair Value, Inputs, Level 3 [Member] | Warrant Liability - 2022 Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability – 2022 Purchase Warrants	366	1,129
Fair Value, Inputs, Level 3 [Member] | 2022 Inducement Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 476	1,714
Fair Value, Inputs, Level 2 [Member] | Two Thousand Twenty Two July Common Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		$ 1,714